Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) (Progressive common shares) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	1.3	0.7